PRINCIPAL ACCOUNTING POLICIES - Revenue Recognition, Advance from Customers, Sales and Marketing Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Advance from customers	¥ 914,312
Advertising and promotion expenses	¥ 205,279	¥ 130,355	¥ 126,205
Minimum
Principal accounting policies
Average subscription period of recruitment packages	1 month
Average display period of advertisement	7 days
Contract term for business process outsourcing services	1 year
Value-added tax rate (as a percent)	5.00%
Maximum
Principal accounting policies
Average subscription period of recruitment packages	1 year
Average display period of advertisement	1 year
Contract term for business process outsourcing services	3 years
Value-added tax rate (as a percent)	6.00%